Distribution Date:	11/18/21	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17		Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center 8th Floor, | San Francisco, CA 94111
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61763BAQ7	1.116000%	49,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61763BAR5	2.936000%	75,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61763BAS3	3.557000%	77,200,000.00	28,213,629.91	1,190,640.07	83,629.90	0.00	0.00	1,274,269.97	27,022,989.84	37.53%	30.00%
A-3	61763BAT1	3.766000%	220,000,000.00	195,630,316.57	0.00	613,953.14	0.00	0.00	613,953.14	195,630,316.57	37.53%	30.00%
A-4	61763BAU8	4.039000%	274,427,000.00	274,427,000.00	0.00	923,675.54	0.00	0.00	923,675.54	274,427,000.00	37.53%	30.00%
A-S	61763BAW4	4.266000%	75,892,000.00	75,892,000.00	0.00	269,796.06	0.00	0.00	269,796.06	75,892,000.00	27.99%	22.38%
B	61763BAX2	4.908263%	55,988,000.00	55,988,000.00	0.00	229,003.20	0.00	0.00	229,003.20	55,988,000.00	20.95%	16.75%
C	61763BAZ7	5.060263%	44,790,000.00	44,790,000.00	0.00	188,874.33	0.00	0.00	188,874.33	44,790,000.00	15.32%	12.25%
D	61763BAC8	5.060263%	48,522,000.00	48,522,000.00	0.00	204,611.74	0.00	0.00	204,611.74	48,522,000.00	9.23%	7.38%
E	61763BAE4	5.060263%	13,686,000.00	13,686,000.00	0.00	57,712.30	0.00	0.00	57,712.30	13,686,000.00	7.51%	6.00%
F	61763BAG9	3.707000%	11,197,000.00	11,197,000.00	0.00	34,589.40	0.00	0.00	34,589.40	11,197,000.00	6.10%	4.88%
G	61763BAJ3	3.707000%	9,953,000.00	9,953,000.00	0.00	30,746.48	0.00	0.00	30,746.48	9,953,000.00	4.85%	3.88%
H	61763BAL8	3.707000%	38,569,646.00	38,569,646.00	0.00	89,704.10	0.00	0.00	89,704.10	38,569,646.00	0.00%	0.00%
R	61763BAN4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			995,324,647.00	796,868,592.48	1,190,640.07	2,726,296.19	0.00	0.00	3,916,936.26	795,677,952.41

Notional Certificates
X-A	61763BAV6	1.107961%	772,619,000.00	574,162,946.47	0.00	530,125.06	0.00	0.00	530,125.06	572,972,306.40
X-B	61763BAA2	0.152000%	55,988,000.00	55,988,000.00	0.00	7,091.81	0.00	0.00	7,091.81	55,988,000.00
X-C	61763BBA1	1.353263%	59,719,646.00	59,719,646.00	0.00	67,347.00	0.00	0.00	67,347.00	59,719,646.00
Notional SubTotal			888,326,646.00	689,870,592.47	0.00	604,563.87	0.00	0.00	604,563.87	688,679,952.40

Deal Distribution Total					1,190,640.07	3,330,860.06	0.00	0.00	4,521,500.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61763BAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61763BAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61763BAS3	365.46152733	15.42279883	1.08328886	0.00000000	0.00000000	0.00000000	0.00000000	16.50608769	350.03872850
A-3	61763BAT1	889.22871168	0.00000000	2.79069609	0.00000000	0.00000000	0.00000000	0.00000000	2.79069609	889.22871168
A-4	61763BAU8	1,000.00000000	0.00000000	3.36583332	0.00000000	0.00000000	0.00000000	0.00000000	3.36583332	1,000.00000000
A-S	61763BAW4	1,000.00000000	0.00000000	3.55500000	0.00000000	0.00000000	0.00000000	0.00000000	3.55500000	1,000.00000000
B	61763BAX2	1,000.00000000	0.00000000	4.09021933	0.00000000	0.00000000	0.00000000	0.00000000	4.09021933	1,000.00000000
C	61763BAZ7	1,000.00000000	0.00000000	4.21688614	0.00000000	0.00000000	0.00000000	0.00000000	4.21688614	1,000.00000000
D	61763BAC8	1,000.00000000	0.00000000	4.21688595	0.00000000	0.00000000	0.00000000	0.00000000	4.21688595	1,000.00000000
E	61763BAE4	1,000.00000000	0.00000000	4.21688587	0.00000000	0.00000000	0.00000000	0.00000000	4.21688587	1,000.00000000
F	61763BAG9	1,000.00000000	0.00000000	3.08916674	0.00000000	0.00000000	0.00000000	0.00000000	3.08916674	1,000.00000000
G	61763BAJ3	1,000.00000000	0.00000000	3.08916709	0.00000000	0.00000000	0.00000000	0.00000000	3.08916709	1,000.00000000
H	61763BAL8	1,000.00000000	0.00000000	2.32576934	0.76339747	20.73027712	0.00000000	0.00000000	2.32576934	1,000.00000000
R	61763BAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61763BAV6	743.13852814	0.00000000	0.68614034	0.00000000	0.00000000	0.00000000	0.00000000	0.68614034	741.59748388
X-B	61763BAA2	1,000.00000000	0.00000000	0.12666661	0.00000000	0.00000000	0.00000000	0.00000000	0.12666661	1,000.00000000
X-C	61763BBA1	1,000.00000000	0.00000000	1.12771934	0.00000000	0.00000000	0.00000000	0.00000000	1.12771934	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	83,629.90	0.00	83,629.90	0.00	0.00	0.00	83,629.90	0.00
A-3	10/01/21 - 10/30/21	30	0.00	613,953.14	0.00	613,953.14	0.00	0.00	0.00	613,953.14	0.00
A-4	10/01/21 - 10/30/21	30	0.00	923,675.54	0.00	923,675.54	0.00	0.00	0.00	923,675.54	0.00
X-A	10/01/21 - 10/30/21	30	0.00	530,125.06	0.00	530,125.06	0.00	0.00	0.00	530,125.06	0.00
X-B	10/01/21 - 10/30/21	30	0.00	7,091.81	0.00	7,091.81	0.00	0.00	0.00	7,091.81	0.00
X-C	10/01/21 - 10/30/21	30	0.00	67,347.00	0.00	67,347.00	0.00	0.00	0.00	67,347.00	0.00
A-S	10/01/21 - 10/30/21	30	0.00	269,796.06	0.00	269,796.06	0.00	0.00	0.00	269,796.06	0.00
B	10/01/21 - 10/30/21	30	0.00	229,003.20	0.00	229,003.20	0.00	0.00	0.00	229,003.20	0.00
C	10/01/21 - 10/30/21	30	0.00	188,874.33	0.00	188,874.33	0.00	0.00	0.00	188,874.33	0.00
D	10/01/21 - 10/30/21	30	0.00	204,611.74	0.00	204,611.74	0.00	0.00	0.00	204,611.74	0.00
E	10/01/21 - 10/30/21	30	0.00	57,712.30	0.00	57,712.30	0.00	0.00	0.00	57,712.30	0.00
F	10/01/21 - 10/30/21	30	0.00	34,589.40	0.00	34,589.40	0.00	0.00	0.00	34,589.40	0.00
G	10/01/21 - 10/30/21	30	0.00	30,746.48	0.00	30,746.48	0.00	0.00	0.00	30,746.48	0.00
H	10/01/21 - 10/30/21	30	770,115.48	119,148.06	0.00	119,148.06	29,443.97	0.00	0.00	89,704.10	799,559.45
Totals			770,115.48	3,360,304.02	0.00	3,360,304.02	29,443.97	0.00	0.00	3,330,860.06	799,559.45

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61763BAW4	4.266000%	75,892,000.00	75,892,000.00	0.00	269,796.06	0.00	0.00	269,796.06	75,892,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61763BAX2	4.908263%	55,988,000.00	55,988,000.00	0.00	229,003.20	0.00	0.00	229,003.20	55,988,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61763BAZ7	5.060263%	44,790,000.00	44,790,000.00	0.00	188,874.33	0.00	0.00	188,874.33	44,790,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			176,670,000.03	176,670,000.00	0.00	687,673.59	0.00	0.00	687,673.59	176,670,000.00

Exchangeable Certificate Details
PST	61763BAY0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

		Additional Information

	Total Available Distribution Amount (1)	4,521,500.13
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	2
	Aggregate Unpaid Principal Balance	40,738,166.27
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,377,987.18	Master Servicing Fee	13,723.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,408.54
Interest Adjustments	0.00	Trustee Fee	349.96
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	343.10
ARD Interest	0.00	Senior Trust Advisor Fee	857.74
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,377,987.18	Total Fees	17,683.18

Principal		Expenses/Reimbursements
Scheduled Principal	1,190,640.07	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	10,933.02
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,327.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	182.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,190,640.07	Total Expenses/Reimbursements	29,443.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,330,860.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,190,640.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,521,500.13
Total Funds Collected	4,568,627.25	Total Funds Distributed	4,568,627.28

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	796,868,593.08	796,868,593.08	Beginning Certificate Balance	796,868,592.48
(-) Scheduled Principal Collections	1,190,640.07	1,190,640.07	(-) Principal Distributions	1,190,640.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	795,677,953.01	795,677,953.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	797,883,220.62	797,883,220.62	Ending Certificate Balance	795,677,952.41
Ending Actual Collateral Balance	796,742,164.32	796,742,164.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.06%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP	Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP
10,000,000 or less	31	205,091,345.30	25.78%	27	5.1036	1.732280	1.20 or less	9	232,697,047.48	29.25%	25	4.8368	0.842351
10,000,001 to 20,000,000	13	202,658,280.95	25.47%	19	4.9393	1.636403	1.21 - 1.30	5	40,545,752.81	5.10%	23	5.0803	1.269927
20,000,001 to 30,000,000	4	95,027,701.97	11.94%	24	4.9886	1.305071	1.31 - 1.40	2	22,405,532.31	2.82%	(14)	4.9819	1.342866
30,000,001 to 40,000,000	1	39,321,755.55	4.94%	24	5.4000	0.318700	1.41 - 1.50	5	47,085,964.42	5.92%	24	5.0797	1.446053
40,000,001 to 110,000,000	1	94,903,468.54	11.93%	23	4.3900	1.103400	1.51 - 1.60	5	205,449,001.93	25.82%	24	4.7995	1.551692
110,000,001 to 120,000,000	1	120,000,000.00	15.08%	24	4.6870	1.544000	1.61 - 1.70	5	54,498,462.10	6.85%	23	4.6788	1.641935
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.71 - 1.80	2	21,740,420.32	2.73%	24	4.9623	1.769171
Totals	56	795,677,953.01	100.00%	24	4.9227	1.473280	1.81 - 1.90	3	20,049,042.57	2.52%	23	4.8995	1.868360
							1.91 - 2.00	2	16,005,922.39	2.01%	23	5.2084	1.936312
							2.01 - 2.20	2	11,987,109.74	1.51%	61	5.3134	2.080230
							2.21 - 2.40	3	20,068,388.90	2.52%	23	5.3243	2.265050
							2.41 or greater	8	64,469,907.34	8.10%	24	5.1157	2.825985
							Totals	56	795,677,953.01	100.00%	24	4.9227	1.473280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP
							Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP
California	9	227,890,523.77	28.64%	25	4.7085	1.341307
							Lodging	8	112,916,194.32	14.19%	27	5.3031	1.094941
Colorado	1	904,913.37	0.11%	20	5.0300	1.253500
							Mixed Use	4	27,333,281.18	3.44%	23	5.0422	1.829932
Florida	12	70,159,599.53	8.82%	24	5.1088	1.593552
							Multi-Family	11	78,859,820.18	9.91%	24	5.1280	1.968832
Georgia	2	17,217,763.24	2.16%	23	5.3300	2.250688
							Office	4	62,725,417.27	7.88%	11	5.0209	1.260701
Illinois	2	13,529,767.75	1.70%	48	5.2164	0.923514
							Retail	28	462,051,240.60	58.07%	24	4.7445	1.428324
Maryland	3	46,890,198.54	5.89%	24	5.0199	2.002847
							Self Storage	3	13,116,598.88	1.65%	24	4.9562	2.331844
Massachusetts	1	120,000,000.00	15.08%	24	4.6870	1.544000
							Totals	63	795,677,953.01	100.00%	24	4.9227	1.473280
Michigan	1	8,277,196.87	1.04%	23	4.9200	1.469100

Minnesota	1	4,487,018.30	0.56%	24	5.2800	1.285800

Nevada	1	9,775,649.03	1.23%	24	5.1720	2.802900

New Jersey	3	30,684,173.22	3.86%	(4)	4.8987	1.472342

New York	2	13,068,060.27	1.64%	23	4.8489	1.484939

North Carolina	1	2,438,715.48	0.31%	20	4.6180	2.639400

Oregon	3	17,266,160.96	2.17%	25	5.3705	1.457686

Pennsylvania	1	39,321,755.55	4.94%	24	5.4000	0.318700

South Carolina	1	8,063,118.50	1.01%	25	5.0000	1.802200

Tennessee	1	2,850,625.66	0.36%	22	5.2900	2.351800

Texas	10	94,257,581.39	11.85%	24	4.9675	1.319173

Utah	1	14,429,424.32	1.81%	24	4.8300	1.641500

Virginia	2	15,490,306.68	1.95%	23	5.0800	1.689879

Totals	63	795,677,953.01	100.00%	24	4.9227	1.473280

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP	Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP
	4.500% or less	4	128,374,508.98	16.13%	23	4.3845	1.249757	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	18	339,672,529.50	42.69%	21	4.8214	1.542359	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	27	276,665,571.48	34.77%	26	5.2203	1.534366	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	2	12,289,942.35	1.54%	25	5.5578	0.375284	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	51	757,002,552.31	95.14%	24	4.9051	1.470870
	Totals	56	795,677,953.01	100.00%	24	4.9227	1.473280	Totals	56	795,677,953.01	100.00%	24	4.9227	1.473280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP	Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP
	78 months or less	49	744,003,932.27	93.51%	22	4.8967	1.476967	Interest Only	4	149,600,000.00	18.80%	24	4.7079	1.668728
79 months to 114 months		2	12,998,620.04	1.63%	85	5.3828	1.121933	234 months or less	8	55,837,609.03	7.02%	29	5.2342	1.350263
115 months to 174 months		0	0.00	0.00%	0	0.0000	0.000000	235 months to 300 months	39	551,564,943.28	69.32%	23	4.9252	1.429415
	175 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	795,677,953.01	100.00%	24	4.9227	1.473280	Totals	56	795,677,953.01	100.00%	24	4.9227	1.473280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	38,675,400.70	4.86%	23	5.2672	NAP	78 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	28,471,040.44	3.58%	23	4.3900	1.627214	79 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	1 month or less	47	721,547,818.68	90.68%	23	4.9204	1.477199	85 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 months	2	6,983,693.19	0.88%	72	5.4197	0.179582	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	2 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	795,677,953.01	100.00%	24	4.9227	1.473280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	1341341	RT	San Francisco	CA	Actual/360	4.390%	359,294.02	140,876.37	0.00	N/A	10/01/23	--	95,044,344.91	94,903,468.54	11/01/21
1B	453000194				Actual/360	4.390%	71,858.80	28,175.28	0.00	N/A	10/01/23	--	19,008,868.91	18,980,693.63	11/01/21
1C	453000195				Actual/360	4.390%	35,929.40	14,087.64	0.00	N/A	10/01/23	--	9,504,434.45	9,490,346.81	11/01/21
2	300801006	RT	Chestnut Hill	MA	Actual/360	4.687%	484,323.33	0.00	0.00	N/A	11/01/23	--	120,000,000.00	120,000,000.00	11/01/21
3	301281003	LO	Philadelphia	PA	Actual/360	5.400%	183,169.43	69,519.43	0.00	N/A	11/01/23	--	39,391,274.98	39,321,755.55	11/01/21
5	1340332	RT	Montebello	CA	Actual/360	4.930%	117,335.25	53,081.29	0.00	N/A	10/01/23	--	27,639,004.76	27,585,923.47	11/01/21
6	1341050	RT	Beverly Hills	CA	Actual/360	5.100%	100,453.40	66,048.16	0.00	N/A	10/01/23	--	22,873,640.13	22,807,591.97	11/01/21
7	301281007	OF	Sparks Glencoe	MD	Actual/360	5.130%	103,934.88	43,159.68	0.00	N/A	12/01/23	--	23,527,986.20	23,484,826.52	11/01/21
8	301281008	RT	Houston	TX	Actual/360	4.788%	87,344.99	35,453.51	0.00	N/A	12/01/23	--	21,184,813.52	21,149,360.01	10/01/21
9	301281010	RT	Houston	TX	Actual/360	4.940%	82,740.59	34,554.76	0.00	N/A	10/05/23	--	19,450,576.51	19,416,021.75	11/05/21
10	300801010	LO	Palm Beach Gardens	FL	Actual/360	5.082%	82,676.14	35,174.99	0.00	N/A	11/01/23	--	18,892,366.00	18,857,191.01	11/01/21
11	300801009	LO	West Palm Beach	FL	Actual/360	5.082%	80,965.60	34,447.23	0.00	N/A	11/01/23	--	18,501,489.57	18,467,042.34	11/01/21
14	301281015	RT	Wayne	NJ	Actual/360	4.760%	61,449.12	29,422.43	0.00	N/A	11/01/23	--	14,991,652.62	14,962,230.19	11/01/21
15	300801008	RT	Orem	UT	Actual/360	4.830%	60,131.06	28,054.38	0.00	N/A	11/01/23	--	14,457,478.70	14,429,424.32	11/01/21
16	301281017	OF	Mount Laurel	NJ	Actual/360	5.000%	61,708.94	26,866.63	0.00	N/A	12/01/18	--	14,332,398.94	14,305,532.31	10/01/18
17	1340335	RT	District Heights	MD	Actual/360	4.880%	69,336.67	0.00	0.00	N/A	10/01/23	--	16,500,000.00	16,500,000.00	11/01/21
18	301281019	OF	Dallas	TX	Actual/360	4.970%	64,271.07	23,734.73	0.00	N/A	10/01/23	--	15,017,579.84	14,993,845.11	11/01/21
19	301281020	RT	Holtsville	NY	Actual/360	5.370%	63,598.47	24,547.91	0.00	N/A	10/01/23	--	13,753,498.31	13,728,950.40	11/01/21
20	301281021	MF	Gainesville	FL	Actual/360	4.940%	58,264.32	19,417.19	0.00	N/A	11/01/23	--	13,696,719.01	13,677,301.82	11/01/21
21	1340971	LO	Paso Robles	CA	Actual/360	5.490%	63,597.01	15,805.63	0.00	N/A	11/01/23	--	13,452,567.62	13,436,761.99	11/01/21
22	301281023	MF	Houston	TX	Actual/360	5.110%	56,174.70	18,837.19	0.00	N/A	11/01/23	--	12,766,170.69	12,747,333.50	11/01/21
23	1341251	RT	Stockton	CA	Actual/360	4.890%	50,141.70	22,882.20	0.00	N/A	11/01/23	--	11,907,785.18	11,884,902.98	11/01/21
24	301281025	OF	Austin	TX	Actual/360	5.420%	48,464.15	16,959.01	0.00	N/A	10/01/23	--	10,383,938.61	10,366,979.60	11/01/21
25	1340328	RT	Chantilly	VA	Actual/360	5.080%	42,857.11	18,357.42	0.00	N/A	10/01/23	--	9,797,154.46	9,778,797.04	11/01/21
26	300801005	MF	Las Vegas	NV	Actual/360	5.172%	43,617.48	17,963.05	0.00	N/A	11/01/23	--	9,793,612.08	9,775,649.03	11/01/21
27	1340638	OF	Houston	TX	Actual/360	4.870%	41,758.45	16,421.08	0.00	N/A	12/01/23	--	9,957,634.41	9,941,213.33	11/01/21
28	301281029	LO	Medford	OR	Actual/360	5.160%	38,374.03	24,584.65	0.00	N/A	11/01/23	--	8,636,315.32	8,611,730.67	11/01/21
29	301281030	LO	Portland	OR	Actual/360	5.580%	41,696.42	23,285.37	0.00	N/A	12/01/23	--	8,677,715.66	8,654,430.29	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	301281031	MF	Valdosta	GA	Actual/360	5.330%	41,014.36	14,830.70	0.00	N/A	10/01/23	--	8,936,131.27	8,921,300.57	11/01/21
31	1340131	RT	Various	Various	Actual/360	5.030%	31,640.15	19,532.23	0.00	N/A	07/01/23	--	7,304,851.72	7,285,319.49	11/01/21
32	1340883	MU	Marco Island	FL	Actual/360	5.230%	36,743.07	14,909.95	0.00	N/A	10/01/23	--	8,158,580.50	8,143,670.55	11/01/21
33	301281034	MF	Thomasville	GA	Actual/360	5.330%	38,141.76	13,791.97	0.00	N/A	10/01/23	--	8,310,254.64	8,296,462.67	11/01/21
34	301281035	MF	Anderson	SC	Actual/360	5.000%	34,781.40	15,143.01	0.00	N/A	12/01/23	--	8,078,261.51	8,063,118.50	11/01/21
36	1340577	MU	Chicago	IL	Actual/360	5.060%	34,760.11	15,100.51	0.00	N/A	09/01/23	--	7,977,585.79	7,962,485.28	11/01/21
37	301281038	RT	Chesterfield	MI	Actual/360	4.920%	35,121.75	12,753.12	0.00	N/A	10/01/23	--	8,289,949.99	8,277,196.87	11/01/21
39	1341209	RT	Houston	TX	Actual/360	4.850%	34,348.93	12,747.57	0.00	N/A	07/01/23	--	8,224,552.53	8,211,804.96	11/01/21
40	1340764	RT	New York	NY	Actual/360	5.220%	36,322.83	12,658.06	0.00	N/A	10/01/23	--	8,080,718.33	8,068,060.27	11/01/21
41	301281042	RT	Studio City	CA	Actual/360	5.340%	34,232.37	13,179.89	0.00	N/A	12/01/28	--	7,444,517.46	7,431,337.57	11/01/21
42	1341288	SS	Chula Vista	CA	Actual/360	4.790%	29,104.30	13,690.53	0.00	N/A	12/01/23	--	7,056,061.87	7,042,371.34	11/01/21
43	300801007	MF	Santa Monica	CA	Actual/360	4.950%	34,526.25	0.00	0.00	N/A	11/01/23	--	8,100,000.00	8,100,000.00	11/01/21
44	1340327	RT	Silver Spring	MD	Actual/360	4.980%	29,669.05	13,178.95	0.00	N/A	10/01/23	--	6,918,550.97	6,905,372.02	11/01/21
46	1340787	MU	San Jose	CA	Actual/360	5.410%	29,061.62	11,132.48	0.00	N/A	11/01/23	--	6,238,257.83	6,227,125.35	11/01/21
47	1341010	LO	Chicago	IL	Actual/360	5.440%	26,151.59	15,363.06	0.00	N/A	11/01/28	--	5,582,645.53	5,567,282.47	09/01/21
49	1340331	RT	Arlington	VA	Actual/360	5.080%	25,031.58	10,722.04	0.00	N/A	10/01/23	--	5,722,231.68	5,711,509.64	11/01/21
50	301281051	MF	Texarkana	TX	Actual/360	5.170%	25,811.17	9,897.49	0.00	N/A	10/01/23	--	5,797,729.81	5,787,832.32	11/01/21
52	1340082	RT	Houston	TX	Actual/360	5.270%	20,712.21	8,343.55	0.00	N/A	09/01/23	--	4,564,115.72	4,555,772.17	11/01/21
53	1340800	RT	Roseville	MN	Actual/360	5.280%	20,437.79	8,096.47	0.00	N/A	11/01/23	--	4,495,114.77	4,487,018.30	11/01/21
54	1340217	MU	New York	NY	Actual/360	4.250%	18,298.61	0.00	0.00	N/A	11/01/23	--	5,000,000.00	5,000,000.00	11/01/21
55	301281056	LO	Berkeley	CA	Actual/360	5.360%	18,905.49	11,382.26	0.00	N/A	11/01/23	--	4,096,038.00	4,084,655.74	11/01/21
56	301281057	MF	Plant City	FL	Actual/360	5.450%	16,427.41	9,544.56	0.00	N/A	12/01/23	--	3,500,366.33	3,490,821.77	11/01/21
57	301281058	SS	Key West	FL	Actual/360	5.505%	17,263.77	6,312.49	0.00	N/A	11/01/23	--	3,641,824.55	3,635,512.06	11/01/21
58	1341085	RT	Katy	TX	Actual/360	5.200%	14,237.82	5,804.73	0.00	N/A	11/01/23	--	3,179,661.79	3,173,857.06	11/01/21
59	301281060	RT	Memphis	TN	Actual/360	5.290%	13,022.44	8,133.25	0.00	N/A	09/01/23	--	2,858,758.91	2,850,625.66	11/01/21
60	301281061	SS	Burlington	NC	Actual/360	4.618%	9,748.00	12,618.28	0.00	N/A	07/01/23	--	2,451,333.76	2,438,715.48	11/01/21
62	301281063	IN	Canton	OH	Actual/360	5.290%	10,428.97	6,416.11	0.00	N/A	11/01/23	--	2,289,426.11	2,283,010.00	11/01/21
63	1340636	RT	Flemington	NJ	Actual/360	5.340%	6,575.85	13,639.60	0.00	N/A	10/01/23	--	1,430,050.32	1,416,410.72	11/01/21
Totals							3,377,987.18	1,190,640.07	0.00				796,868,593.08	795,677,953.01
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	13,060,010.67	6,464,182.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,607,998.01	4,627,087.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,694.18	483,235.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,104,117.54	2,492,373.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,061,057.00	1,537,095.00	06/01/20	02/28/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,142,161.10	1,571,080.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	819,634.00	885,471.50	01/01/21	06/30/21	--	0.00	0.00	244,878.43	244,878.43	0.00	0.00
9	2,415,992.31	1,195,356.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,191,938.00	2,280,765.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,313,167.00	1,888,894.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,830,899.10	891,719.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,801,369.14	945,247.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,204,183.00	794,195.50	01/01/21	06/30/21	07/12/21	2,549,479.49	434,406.79	77,346.10	2,833,616.71	263,721.69	0.00
17	2,384,384.00	1,714,813.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,239,684.05	935,528.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,552,615.13	827,846.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	21,157.02	0.00
21	1,346,619.43	2,912,746.08	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,400,193.60	1,036,501.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,049,728.00	437,908.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,321,395.72	754,403.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,785,683.91	1,072,557.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	783,616.45	289,370.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,751,029.74	2,600,685.74	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	48,147.79	(70,080.21)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,396,244.00	778,270.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	777,521.00	583,139.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	1,340.78	0.00
32	1,211,340.86	626,385.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,252,944.00	734,214.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,090,641.47	562,850.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,298,824.72	858,137.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	965,880.06	447,158.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	71,554.99	376,637.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,159,915.05	1,216,529.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,154,035.73	660,816.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	707,936.33	133,447.33	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,092,251.11	766,751.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	819,153.39	763,600.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	2,908,987.00	20,680.60	10/01/19	09/30/20	--	0.00	0.00	41,399.18	82,839.84	0.00	0.00
49	685,898.54	293,142.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	716,957.61	342,576.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	791,113.96	413,594.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	443,200.00	221,600.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	85,001.00	343,873.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1,010,989.10	906,557.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	5,173.80	0.00
57	515,396.62	367,245.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	622,928.95	341,063.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	554,334.81	481,271.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	648,372.50	362,789.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	349,912.00	174,958.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	81,553,653.67	51,346,276.13				2,549,479.49	434,406.79	363,623.71	3,161,334.98	291,393.29	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	1	5,567,282.47	0	0.00	0	0.00	1	14,305,532.31	0	0.00	0	0.00	0	0.00	0	0.00	4.922682%	4.871223%	24
10/18/21	1	5,582,645.53	0	0.00	0	0.00	1	14,332,398.94	0	0.00	0	0.00	0	0.00	0	0.00	4.922799%	4.871328%	25
09/17/21	1	5,598,779.05	0	0.00	0	0.00	1	14,361,136.44	0	0.00	0	0.00	0	0.00	0	0.00	4.922923%	4.871439%	26
08/17/21	1	5,613,995.25	0	0.00	0	0.00	1	14,387,764.69	0	0.00	0	0.00	0	0.00	0	0.00	4.923038%	4.873298%	27
07/16/21	1	5,629,140.50	0	0.00	0	0.00	1	14,414,278.78	0	0.00	0	0.00	0	0.00	0	0.00	4.923152%	4.873402%	28
06/17/21	2	26,975,843.91	0	0.00	0	0.00	1	14,442,676.53	0	0.00	0	0.00	0	0.00	0	0.00	4.923273%	4.873513%	29
05/17/21	1	5,660,064.58	0	0.00	1	5,000,000.00	1	14,468,955.21	0	0.00	0	0.00	0	0.00	0	0.00	4.923385%	4.872059%	30
04/16/21	1	5,675,848.72	0	0.00	1	5,000,000.00	1	14,497,126.09	0	0.00	0	0.00	0	0.00	0	0.00	4.923504%	4.872170%	31
03/17/21	0	0.00	0	0.00	1	5,000,000.00	1	14,523,171.34	0	0.00	0	0.00	0	0.00	0	0.00	4.923614%	4.872273%	32
02/18/21	0	0.00	0	0.00	1	5,000,000.00	1	14,555,143.57	0	0.00	0	0.00	0	0.00	0	0.00	4.923748%	4.872398%	33
01/15/21	0	0.00	0	0.00	1	5,000,000.00	1	14,580,940.09	0	0.00	0	0.00	0	0.00	0	0.00	4.923856%	4.872499%	34
12/17/20	0	0.00	0	0.00	1	5,000,000.00	1	14,606,626.02	0	0.00	0	0.00	0	0.00	0	0.00	4.923963%	4.872599%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	301281008	10/01/21	0	B	244,878.43	244,878.43	3,643.71	21,222,932.52	11/17/20	1
16	301281017	10/01/18	36	5	77,346.10	2,833,616.71	630,595.23	15,264,691.15	04/02/18	2		07/23/18
47	1341010	09/01/21	1	1	41,399.18	82,839.84	400.00	5,598,779.05	08/13/21	13
Totals					363,623.71	3,161,334.98	634,638.94	42,086,402.72
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		14,305,532	0	0		14,305,532
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		686,547,659	686,547,659	0		0
25 - 36 Months		81,826,142	81,826,142	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		12,998,620	7,431,338	5,567,282		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	795,677,953	775,805,138	5,567,282	0	0	14,305,532
Oct-21	796,868,593	776,953,549	5,582,646	0	0	14,332,399
Sep-21	798,143,325	778,183,409	5,598,779	0	0	14,361,136
Aug-21	799,323,394	779,321,634	5,613,995	0	0	14,387,765
Jul-21	800,498,404	780,454,984	5,629,141	0	0	14,414,279
Jun-21	801,758,072	760,339,552	26,975,844	0	0	14,442,677
May-21	802,922,643	777,793,624	5,660,065	0	5,000,000	14,468,955
Apr-21	804,172,252	778,999,277	5,675,849	0	5,000,000	14,497,126
Mar-21	805,326,473	785,803,302	0	0	5,000,000	14,523,171
Feb-21	806,746,906	787,191,762	0	0	5,000,000	14,555,144
Jan-21	807,890,090	788,309,150	0	0	5,000,000	14,580,940
Dec-20	809,028,373	789,421,747	0	0	5,000,000	14,606,626
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301281003	39,321,755.55	39,321,755.55	63,900,000.00	09/05/13	974,479.42	0.31870	06/30/21	11/01/23	263
8	301281008	21,149,360.01	21,222,932.52	31,310,000.00	10/30/13	1,785,619.32	1.20170	06/30/21	12/01/23	264
16	301281017	14,305,532.31	15,264,691.15	14,400,000.00	06/16/21	1,601,554.46	1.49430	06/30/21	12/01/18	264
47	1341010	5,567,282.47	5,598,779.05	31,300,000.00	08/01/13	20,680.60	0.04150	09/30/21	11/01/28	203
63	1340636	1,416,410.72	1,416,410.72	4,350,000.00	05/27/13	351,838.62	1.44240	06/30/20	10/01/23	82
Totals		81,760,341.06	82,824,568.99	145,260,000.00		4,734,172.42

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	301281003	LO	PA	05/06/20	13
	Borrower withdrew request for COVID relief. Lender approved a PPP loan. File will be returned to the master servicer after cash management is set up.

8	301281008	RT	TX	11/17/20	1

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Borrower is submitting due diligence items and a proposal for relief. Special Servicer will evaluate Borrower's proposal and also

	pursue all remed ies under the loan documents where applicable.

16	301281017	OF	NJ	04/02/18	2

Borrower subject to non-permitted equity transfer in bankruptcy and changed management company without Lender consent. Borrower refused to comply with the approval process of the assumption and new management. Foreclosure action

	was filed and a receiver w as subsequently appointed. Special servicer will proceed with obtaining the foreclosure judgment and taking back title. Foreclosure scheduled for 11/4/2021.

47	1341010	LO	IL	08/13/21	13

Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps. A pre-negotiation letter has been sent to the obligors for

	execution. Cou nsel has been engaged to negotiate the PNL.

63	1340636	RT	NJ	11/05/18	9
	The Loan is performing and Special Servicer is working with the Borrower to return the Loan to the Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A	1341341	96,919,647.78	4.39000%	96,919,647.78 4.39000%		10	09/17/20	04/23/20	10/13/20
1B	453000194	19,383,929.52	4.39000%	19,383,929.52 4.39000%		10	09/17/20	04/23/20	10/13/20
1C	453000195	9,691,964.74	4.39000%	9,691,964.74 4.39000%		10	09/17/20	04/23/20	10/13/20
Totals		125,995,542.04		125,995,542.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	8,480.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,560.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,085.45	0.00	0.00	10,933.02	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,201.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	182.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,327.96	0.00	182.99	10,933.02	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		29,443.97

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Supplemental Notes
None

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